Summary of interest rate sensitivity (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Increase in 50 basis points [member]
IfrsStatementLineItems [Line Items]
Increase in 50 basis points	₨ 3,447	₨ 2,575
Decrease in 50 basis points [member]
IfrsStatementLineItems [Line Items]
Decrease in 50 basis points	₨ (3,447)	₨ (2,575)